INTANGIBLE ASSETS - Narrative (Details) - License renewal assessment $ / spectrum_block in Millions, $ in Millions	Jul. 22, 2019 USD ($) MHz $ / spectrum_block
Disclosure of detailed information about intangible assets [line items]
License renewal assessment | $	$ 450
License renewal assessment, tax percentage	13.00%
900 MHz spectrum
Disclosure of detailed information about intangible assets [line items]
License renewal assessment (in dollars per spectrum block) | $ / spectrum_block	40
Frequency bands | MHz	900
1800 MHz spectrum
Disclosure of detailed information about intangible assets [line items]
License renewal assessment (in dollars per spectrum block) | $ / spectrum_block	30
Frequency bands | MHz	1,800